Loans - Allowance For Credit Losses Write off On Financing Receivables (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2024		¥ 4,000	¥ 8,000
2023		3,000	9,000
2022		2,000	4,000
2021		0	0
2020		0	0
Prior to 2020		194,000	2,000
Revolving Loans		36,000	3,000
Total	[1]	237,898	25,880
Geographic Distribution, Domestic
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2024		4,000	5,000
2023		3,000	4,000
2022		0	0
2021		0	0
2020		0	0
Prior to 2020		194,000	2,000
Revolving Loans		36,000	3,000
Total		236,000	14,000
Geographic Distribution, Domestic | Corporate Rating | Large Companies
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2024		3,000	4,000
2023		1,000	3,000
2022		0	0
2021		0	0
2020		0	0
Prior to 2020		192,000	0
Revolving Loans		35,000	2,000
Total		232,000	9,000
Geographic Distribution, Domestic | Corporate Rating | Small And Medium Sized Companies
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2024		0	1,000
2023		1,000	1,000
2022		0	0
2021		0	0
2020		0	0
Prior to 2020		0	0
Revolving Loans		0	1,000
Total		2,000	3,000
Geographic Distribution, Domestic | Retail Rating | Housing Loan
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2024		0	0
2023		0	0
2022		0	0
2021		0	0
2020		0	0
Prior to 2020		1,000	1,000
Revolving Loans		0	0
Total		1,000	1,000
Geographic Distribution, Domestic | Retail Rating | Other
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2024		0	0
2023		1,000	1,000
2022		0	0
2021		0	0
2020		0	0
Prior to 2020		0	0
Revolving Loans		0	0
Total		1,000	1,000
Geographic Distribution, Foreign
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2024	[2]	0	3,000
2023	[2]	0	4,000
2022	[2]	1,000	4,000
2021	[2]	0	0
2020	[2]	0	0
Prior to 2020	[2]	1,000	0
Revolving Loans	[2]	0	0
Total	[1],[2]	¥ 1,774	¥ 12,145

[1]	Charge-offs increased by ¥212,018 million from the six months ended September 30, 2024 to ¥237,898 million for the six months ended September 30, 2025 due mainly to a downgrade in obligor rating at a domestic corporate borrower.
[2]	The majority of total foreign consist of corporate.